September 30, 2026

BNY MELLON INVESTMENT FUNDS IV, INC.
BNY Mellon Institutional S&P 500 Stock Index Fund

Supplement to Current Summary Prospectus and Prospectus

The following information supersedes and replaces the information in the second paragraph in the sections "Portfolio Management" in the summary prospectus and "Fund Summary – Portfolio Management" in the prospectus:

David France, CFA, Todd Frysinger, CFA, Vlasta Sheremeta, CFA, and Marlene Walker Smith are the fund's primary portfolio managers, positions they have held since October 2020. Messrs. France and Frysinger and Ms. Sheremeta are each a senior vice president and senior portfolio manager at Mellon Investments Corporation (MIC), an affiliate of BNYIA, and an employee of BNYIA. Ms. Walker Smith is a senior director at MIC and Chief Investment Officer of Mellon, a division of MIC, and an employee of BNYIA. Messrs. France and Frysinger and Mses. Sheremeta and Walker Smith manage the fund in their capacity as employees of BNYIA.

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The following information supersedes and replaces the information in the third paragraph in the section "Fund Details – Management – Investment Adviser" in the prospectus:

David France, CFA, Todd Frysinger, CFA, Vlasta Sheremeta, CFA, and Marlene Walker Smith are the fund's primary portfolio managers, positions they have held since October 2020. Messrs. France and Frysinger and Mses. Sheremeta and Walker Smith are employees of BNYIA and Mellon Investments Corporation, an affiliate of BNYIA, and are jointly and primarily responsible for managing the fund's portfolio. Mr. France is a senior vice president and senior portfolio manager at MIC. He has been employed by MIC or a predecessor company of MIC since 2009, and by BNYIA since November 2017. Mr. Frysinger is a senior vice president and senior portfolio manager at MIC. He has been employed by MIC or a predecessor company of MIC since 2007, and by BNYIA since September 2020. Ms. Sheremeta is a senior vice president and senior portfolio manager at MIC. She has been employed by MIC or a predecessor company of MIC since 2011, and by BNYIA since September 2020. Ms. Walker Smith is a senior director at MIC and Chief Investment Officer of Mellon, a division of MIC. She has been employed by MIC or a predecessor company of MIC since 1995, and by BNYIA since 2010. Messrs. France and Frysinger and Mses. Sheremeta and Walker Smith manage the fund in their capacity as employees of BNYIA.

0713STK0926